Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance, January 1, 2011 at Dec. 31, 2010	$ 54,258	$ (6,040)	$ (2,440)	$ 45,778
Balance, January 1, 2011 (in Shares) at Dec. 31, 2010	6,050,220
Net income loss		(16,480)		(16,480)
Unrealized gains on securities available for sale			1,936	1,936
Less reclassification adjustment for gains included in net income			(546)	(546)
Comprehensive income loss				(15,090)
Employee stock purchase plan	124			124
Employee stock purchase plan (in Shares)	52,348			52,348
Balance, December 31 at Dec. 31, 2011	54,382	(22,520)	(1,050)	30,812
Balance, December 31 (in Shares) at Dec. 31, 2011	6,102,568
Net income loss		3,518		3,518
Unrealized gains on securities available for sale			505	505
Less reclassification adjustment for gains included in net income			(626)	(626)
Comprehensive income loss				3,397
Employee stock purchase plan	55			55
Employee stock purchase plan (in Shares)	41,359			41,359
Balance, December 31 at Dec. 31, 2012	$ 54,437	$ (19,002)	$ (1,171)	$ 34,264
Balance, December 31 (in Shares) at Dec. 31, 2012	6,143,927